FAIR VALUE OF FINANCIAL INSTRUMENTS - Excess MSR Joint Ventures Fair Value (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013
Purchases, sales and repayments
Purchases	$ 717,729
Proceeds from repayments	(112,882)
Transfers
Gains (losses) included in net income	53,964	[1]
Interest income	46,721
Balance at December 31, 2013	705,532
MSRs Pool 6
Purchases, sales and repayments
Purchases	57,803
Proceeds from repayments	(17,458)
Transfers
Gains (losses) included in net income	10,958	[1]
Interest income	7,336
Balance at December 31, 2013	58,639
MSRs Pool 7
Purchases, sales and repayments
Purchases	137,469
Proceeds from repayments	(33,012)
Transfers
Gains (losses) included in net income	12,887	[1]
Interest income	11,982
Balance at December 31, 2013	129,326
MSRs Pool 8
Purchases, sales and repayments
Purchases	70,440
Proceeds from repayments	(15,516)
Transfers
Gains (losses) included in net income	6,025	[1]
Interest income	5,558
Balance at December 31, 2013	66,507
MSRs Pool 9
Purchases, sales and repayments
Purchases	147,015
Proceeds from repayments	(16,258)
Transfers
Gains (losses) included in net income	24,181	[1]
Interest income	8,669
Balance at December 31, 2013	163,607
MSRs Pool 10
Purchases, sales and repayments
Purchases	229,430
Proceeds from repayments	(20,395)
Transfers
Gains (losses) included in net income	(4,494)	[1]
Interest income	10,193
Balance at December 31, 2013	214,734
MSRs Pool 11
Purchases, sales and repayments
Purchases	75,572
Proceeds from repayments	(10,243)
Transfers
Gains (losses) included in net income	4,407	[1]
Interest income	2,983
Balance at December 31, 2013	$ 72,719

[1]	Management generally obtained pricing service quotations or broker quotations from two sources, one of which was generally the seller (the party that sold New Residential the security) for Non-Agency RMBS. Management selected one of the quotes received as being most representative of the fair value and did not use an average of the quotes. Even if New Residential receives two or more quotes on a particular security that come from non-selling brokers or pricing services, it does not use an average because management believes using an actual quote more closely represents a transactable price for the security than an average level. Furthermore, in some cases there is a wide disparity between the quotes New Residential receives. Management believes using an average of the quotes in these cases would not represent the fair value of the asset. Based on New Residential's own fair value analysis, management selects one of the quotes which is believed to more accurately reflect fair value.